Acquisitions and Divestitures	12 Months Ended
Mar. 31, 2020
Business Combinations [Abstract]
Acquisitions and Divestitures
3. Acquisitions and Divestitures
(1) Acquisitions
During fiscal 2018, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥71,840 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥42,933 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥40,008 million.
During fiscal 2019, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥148,483 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥72,466 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥15,991 million.
During fiscal 2020, the Company and its subsidiaries acquired entities for a total cost of the acquisition consideration of ¥190,119 million, which was paid mainly in cash. Goodwill initially recognized in these transactions amounted to ¥46,522 million and the goodwill is not deductible for income tax purposes. The amount of acquired intangible assets other than goodwill recognized in these transactions was ¥20,437 million. The Company reflected certain preliminary estimates with respect to the fair value of certain components of the underlying net assets of these entities in determining amounts of the goodwill. The amount of the goodwill and intangible assets could possibly be adjusted because certain of these acquisitions were made near the fiscal year-end
and the purchase price allocations have not been completed yet with respect to the final valuation of acquired intangible assets among others. The acquisitions were included in Overseas Business segment and Investment and Operation segment.
The company did not recognize any bargain purchase gain during fiscal 2018 and 2019. As a result of the reassessment of the provisional purchase price allocation during fiscal
 2020, the Company recognized bargain purchase gains of ¥955 million associated with two of its acquisitions executed during fiscal 2019. The bargain purchase gains were included in Corporate Financial Services segment.
The segment in which goodwill is allocated is disclosed in Note 16 “Goodwill and Other Intangible Assets.”
(2) Divestitures
Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2018, 2019 and 2020 amounted to ¥49,203 million, ¥33,314 million and ¥74,001 million, respectively. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2018 mainly consisted of ¥30,176 million in Investment and Operation segment, ¥15,408 million in Overseas Business segment, ¥2,028 million in Corporate Financial Services segment and ¥1,604 million in Real Estate segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2019 mainly consisted of ¥23,513 million in Overseas Business segment, ¥8,025 million in Real Estate segment and ¥1,220 million in Maintenance Leasing segment. Gains on sales of subsidiaries and affiliates and liquidation losses, net for fiscal 2020 mainly consisted of ¥39,663 million in Overseas Business segment, ¥17,995 million in Investment and Operation segment and ¥16,223 million in Real Estate segment.
During fiscal
2020, the
 Company sold ORIX Living Corporation (hereinafter, “ORIX Living”, which was a consolidated subsidiary of the Company and has changed its name to GOOD TIME LIVING Corporation on August 30, 2019). Gains on the sale of the subsidiary were included in Real Estate segment. Because the Company has determined to sell the subsidiary during fiscal 2019, the assets or debts of the subsidiary were mainly recognized as property under facility operations of ¥42,595 million and other liabilities of ¥23,078 million, which were classified as held for sale, in the Company’s consolidated balance sheets as of March 31, 2019. Neither gain nor loss was recognized as the related assets and liabilities were classified as held for sale. These related assets and liabilities were included in Real Estate segment.